UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-2168

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited)
(showing percentage of total net assets)

Lifestyle Aggressive Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.81%

JOHN HANCOCK FUNDS - 1.95%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	5,095,814	$66,194,629

JOHN HANCOCK FUNDS II - 89.77%
All Cap Core (Deutsche) (f)	8,955,017	82,744,358
All Cap Value (Lord Abbett) (f)	6,209,625	67,995,389
Blue Chip Growth (T. Rowe Price) (f)	13,584,360	257,287,783
Capital Appreciation (Jennison) (f)	19,932,526	202,913,114
Core Equity (Legg Mason) (f)	11,239,135	134,532,448
Emerging Growth (MFC Global U.S.) (c)(f)	3,903,786	50,280,760
Emerging Markets Value (DFA) (f)	6,150,199	66,791,156
Equity-Income (T. Rowe Price) (f)	4,042,859	67,434,882
Fundamental Value (Davis) (f)	9,707,522	154,640,821
International Equity Index (SSgA) (f)	6,627,043	135,920,659
International Opportunities (Marsico) (f)	8,069,056	135,963,589
International Small Cap (Templeton) (f)	4,964,711	87,825,729
International Small Company (DFA) (f)	9,120,044	87,826,022
International Value (Templeton) (f)	13,996,490	238,220,264
Large Cap (UBS) (f)	4,843,029	66,591,649
Large Cap Value (BlackRock) (f)	1,478,116	33,228,055
Mid Cap Index (MFC Global U.S.A.) (c)(f)	3,788,953	66,230,894
Mid Cap Intersection (Wellington) (f)	14,556,606	120,091,998
Mid Cap Stock (Wellington) (f)	4,049,684	65,888,358
Mid Cap Value (Lord Abbett) (f)	4,008,992	66,268,643
Mid Cap Value Equity (RiverSource) (f)	3,295,729	32,891,374
Natural Resources (Wellington) (f)	2,765,756	102,803,156
Quantitative Value (MFC Global U.S.A.) (c)(f)	7,478,317	100,209,450
Small Cap (Independence) (f)	5,778,848	66,861,272
Small Cap Index (MFC Global U.S.A.) (c)(f)	2,696,818	32,388,784
Small Company (American Century) (f)	3,707,314	49,047,762
Small Company Value (T. Rowe Price) (f)	4,046,736	93,439,127
U.S. Multi Sector (GMO) (f)	24,481,116	235,018,711
Value & Restructuring (UST) (f)	5,914,198	70,733,804
Vista (American Century) (f)	5,306,263	66,222,163

		3,038,292,174
JOHN HANCOCK FUNDS III - 8.09%
International Core (GMO) (f)	7,004,356	273,800,274

TOTAL INVESTMENT COMPANIES (Cost $3,465,895,037)		$3,378,287,077

Total Investments (Lifestyle Aggressive Portfolio)
(Cost $3,465,895,037) - 99.81%		$3,378,287,077
Other Assets in Excess of Liabilities - 0.19%		6,378,083

TOTAL NET ASSETS - 100.00%		$3,384,665,160

Lifestyle Growth Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.83%

JOHN HANCOCK FUNDS - 0.80%
Small Cap Intrinsic Value (MFC Global U.S.) (c)(f)	5,977,996	$77,654,172

JOHN HANCOCK FUNDS II - 92.99%
All Cap Core (Deutsche) (f)	47,856,170	442,191,007
All Cap Growth (AIM) (f)	5,986,443	94,885,118
Blue Chip Growth (T. Rowe Price) (f)	31,047,087	588,031,831

Lifestyle Growth Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Capital Appreciation (Jennison) (f)	49,080,600	$499,640,513
Core Equity (Legg Mason) (f)	24,058,628	287,981,772
Emerging Markets Value (DFA) (f)	17,561,907	190,722,307
Equity-Income (T. Rowe Price) (f)	17,787,406	296,693,929
Floating Rate Income (WAMCO) (f)	10,285,018	99,764,677
Fundamental Value (Davis) (f)	31,178,183	496,668,451
Global Bond (PIMCO) (f)	12,051,755	195,961,532
Global Real Estate (Deutsche) (f)	10,509,722	93,536,528
High Income (MFC Global U.S.) (c)(f)	11,166,551	93,575,695
High Yield (WAMCO) (f)	44,622,355	398,477,632
Index 500 (MFC Global U.S.A.) (c)(f)	20,835,876	202,108,000
International Equity Index (SSgA) (f)	9,302,302	190,790,208
International Opportunities (Marsico) (f)	22,939,563	386,531,638
International Small Cap (Templeton) (f)	8,163,341	144,409,507
International Small Company (DFA) (f)	15,247,274	146,831,250
International Value (Templeton) (f)	22,678,134	385,981,846
Large Cap (UBS) (f)	7,065,280	97,147,602
Large Cap Value (BlackRock) (f)	4,260,224	95,769,831
Mid Cap Index (MFC Global U.S.A.) (c)(f)	4,365,454	76,308,133
Mid Cap Intersection (Wellington) (f)	20,967,479	172,981,698
Mid Cap Stock (Wellington) (f)	10,265,213	167,015,017
Mid Cap Value (Lord Abbett) (f)	4,703,356	77,746,481
Mid Cap Value Equity (RiverSource) (f)	8,075,578	80,594,272
Natural Resources (Wellington) (f)	5,128,242	190,616,764
Quantitative Value (MFC Global U.S.A.) (c)(f)	29,048,951	389,255,939
Real Estate Equity (T. Rowe Price) (f)	8,347,202	71,869,412
Real Return Bond (PIMCO) (f)	20,543,925	293,367,244
Small Cap (Independence) (f)	6,647,864	76,915,784
Small Cap Opportunities (Munder) (f)	6,202,117	121,065,323
Small Company Growth (AIM) (f)	6,861,634	77,330,612
Small Company Value (T. Rowe Price) (f)	3,770,378	87,058,029
Spectrum Income (T. Rowe Price) (f)	20,352,207	210,034,772
Strategic Bond (WAMCO) (f)	8,912,122	96,340,041
Strategic Income (MFC Global U.S.) (c)(f)	9,445,851	96,819,976
Total Return (PIMCO) (f)	27,410,063	393,060,298
U.S. High Yield Bond (Wells Capital) (f)	8,386,599	100,723,053
U.S. Multi Sector (GMO) (f)	71,786,635	689,151,699
Value & Restructuring (UST) (f)	8,701,658	104,071,829
Vista (American Century) (f)	6,059,179	75,618,555

		9,075,645,805
JOHN HANCOCK FUNDS III - 6.04%
International Core (GMO) (f)	15,087,023	589,751,729

TOTAL INVESTMENT COMPANIES (Cost $9,957,007,556)		$9,743,051,706

Total Investments (Lifestyle Growth Portfolio)
(Cost $9,957,007,556) - 99.83%		$9,743,051,706
Other Assets in Excess of Liabilities - 0.17%		17,033,370

TOTAL NET ASSETS - 100.00%		$9,760,085,076

The accompanying notes are an integral part of the financial statements.
1

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Balanced Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.74%

JOHN HANCOCK FUNDS II - 95 .73%
Active Bond (MFC Global U.S./Declaration) (c)(f)	19,655,434	$184,564,525
All Cap Core (Deutsche) (f)	20,096,731	185,693,795
Blue Chip Growth (T. Rowe Price) (f)	45,727,618	866,081,091
Capital Appreciation (Jennison) (f)	10,550,396	107,403,034
Core Bond (Wells Capital) (f)	14,635,717	186,166,320
Core Equity (Legg Mason) (f)	23,523,747	281,579,255
Emerging Markets Value (DFA) (f)	16,633,195	180,636,500
Equity-Income (T. Rowe Price) (f)	16,890,608	281,735,341
Floating Rate Income (WAMCO) (f)	9,689,517	93,988,317
Fundamental Value (Davis) (f)	17,707,666	282,083,120
Global Bond (PIMCO) (f)	17,158,936	279,004,303
Global Real Estate (Deutsche) (f)	31,687,082	282,015,028
High Income (MFC Global U.S.) (c)(f)	20,806,625	174,359,520
High Yield (WAMCO) (f)	93,619,335	836,020,661
Index 500 (MFC Global U.S.A.) (c)(f)	19,206,150	186,299,653
International Opportunities (Marsico) (f)	10,725,999	180,733,081
International Small Cap (Templeton) (f)	7,723,848	136,634,872
International Value (Templeton) (f)	18,889,392	321,497,453
Large Cap (UBS) (f)	13,575,822	186,667,554
Large Cap Value (BlackRock) (f)	12,414,453	279,076,897
Mid Cap Index (MFC Global U.S.A.) (c)(f)	5,063,949	88,517,836
Mid Cap Stock (Wellington) (f)	5,406,270	87,960,007
Natural Resources (Wellington) (f)	4,907,389	182,407,646
Quantitative Value (MFC Global U.S.A.) (c)(f)	13,755,541	184,324,246
Real Estate Equity (T. Rowe Price) (f)	12,011,488	103,418,912
Real Return Bond (PIMCO) (f)	25,205,263	359,931,162
Small Company Growth (AIM) (f)	7,851,256	88,483,651
Small Company Value (T. Rowe Price) (f)	4,007,636	92,536,311
Spectrum Income (T. Rowe Price) (f)	47,073,979	485,803,468
Strategic Bond (WAMCO) (f)	17,088,678	184,728,609
Strategic Income (MFC Global U.S.) (c)(f)	18,070,449	185,222,099
Total Return (PIMCO) (f)	32,413,306	464,806,804
U.S. High Yield Bond (Wells Capital) (f)	15,479,790	185,912,281
U.S. Multi Sector (GMO) (f)	49,372,509	473,976,085
Value & Restructuring (UST) (f)	15,454,173	184,831,910

		8,865,101,347
JOHN HANCOCK FUNDS III - 4.01%
International Core (GMO) (f)	9,496,913	371,234,329

TOTAL INVESTMENT COMPANIES (Cost $9,432,114,003)		$9,236,335,676

Total Investments (Lifestyle Balanced Portfolio)
(Cost $9,432,114,003) - 99.74%		$9,236,335,676
Other Assets in Excess of Liabilities - 0.26%		23,927,927

TOTAL NET ASSETS - 100.00%		$9,260,263,603

Lifestyle Moderate Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 99.82%

JOHN HANCOCK FUNDS II - 94.79%
Active Bond (MFC Global U.S./Declaration) (c)(f)	21,334,803	$200,333,800
Blue Chip Growth (T. Rowe Price) (f)	7,072,907	133,960,862
Core Bond (Wells Capital) (f)	3,938,387	50,096,281

Lifestyle Moderate Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Core Equity (Legg Mason) (f)	8,852,749	$105,967,405
Equity-Income (T. Rowe Price) (f)	3,145,637	52,469,233
Floating Rate Income (WAMCO) (f)	7,764,846	75,319,008
Fundamental Value (Davis) (f)	6,713,486	106,945,839
Global Bond (PIMCO) (f)	9,259,302	150,556,256
Global Real Estate (Deutsche) (f)	5,639,210	50,188,970
High Income (MFC Global U.S.) (c)(f)	8,332,613	69,827,298
High Yield (WAMCO) (f)	13,909,617	124,212,881
International Equity Index (SSgA) (f)	2,372,446	48,658,866
International Opportunities (Marsico) (f)	1,393,223	23,475,807
International Value (Templeton) (f)	4,343,966	73,934,305
Investment Quality Bond (Wellington) (f)	4,200,670	49,861,954
Mid Cap Index (MFC Global U.S.A.) (c)(f)	1,350,215	23,601,760
Real Estate Equity (T. Rowe Price) (f)	3,177,713	27,360,110
Real Return Bond (PIMCO) (f)	4,866,893	69,499,229
Small Company (American Century) (f)	1,776,582	23,504,175
Small Company Growth (AIM) (f)	2,094,169	23,601,282
Small Company Value (T. Rowe Price) (f)	1,053,557	24,326,628
Spectrum Income (T. Rowe Price) (f)	20,107,020	207,504,451
Strategic Bond (WAMCO) (f)	6,890,606	74,487,451
Strategic Income (MFC Global U.S.) (c)(f)	7,273,592	74,554,318
Total Return (PIMCO) (f)	19,243,193	275,947,384
U.S. High Yield Bond (Wells Capital) (f)	6,211,998	74,606,098
U.S. Multi Sector (GMO) (f)	11,132,523	106,872,221
Value & Restructuring (UST) (f)	4,366,676	52,225,444

		2,373,899,316
JOHN HANCOCK FUNDS III - 5.03%
International Core (GMO) (f)	3,224,281	126,037,157

TOTAL INVESTMENT COMPANIES (Cost $2,521,251,277)		$2,499,936,473

Total Investments (Lifestyle Moderate Portfolio)
(Cost $2,521,251,277) - 99.82%		$2,499,936,473
Other Assets in Excess of Liabilities - 0.18%		4,462,777

TOTAL NET ASSETS - 100.00%		$2,504,399,250

Lifestyle Conservative Portfolio
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 100.04%

JOHN HANCOCK FUNDS II - 97.98%
Active Bond (MFC Global U.S./Declaration) (c)(f)	17,940,202	$168,458,494
Blue Chip Growth (T. Rowe Price) (f)	1,993,836	37,763,245
Core Bond (Wells Capital) (f)	2,614,138	33,251,834
Equity-Income (T. Rowe Price) (f)	2,236,727	37,308,599
Floating Rate Income (WAMCO) (f)	5,043,807	48,924,930
Fundamental Value (Davis) (f)	2,364,864	37,672,276
Global Bond (PIMCO) (f)	8,280,625	134,642,956
Global Real Estate (Deutsche) (f)	5,883,897	52,366,685
High Income (MFC Global U.S.) (c)(f)	3,489,039	29,238,147
High Yield (WAMCO) (f)	6,577,732	58,739,148
International Value (Templeton) (f)	3,063,856	52,146,827
Investment Quality Bond (Wellington) (f)	7,069,382	83,913,566
Real Estate Equity (T. Rowe Price) (f)	2,003,587	17,250,886

The accompanying notes are an integral part of the financial statements.
2

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Lifestyle Conservative Portfolio (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Real Return Bond (PIMCO) (f)	3,521,346	$50,284,824
Spectrum Income (T. Rowe Price) (f)	14,606,641	150,740,537
Strategic Bond (WAMCO) (f)	6,198,507	67,005,857
Strategic Income (MFC Global U.S.) (c)(f)	6,537,143	67,005,720
Total Return (PIMCO) (f)	18,822,673	269,917,126
U.S. Government Securities (WAMCO) (f)	11,559,834	151,549,430
U.S. High Yield Bond (Wells Capital) (f)	2,437,309	29,272,083
U.S. Multi Sector (GMO) (f)	3,871,909	37,170,331
Value & Restructuring (UST) (f)	3,164,540	37,847,901

		1,652,471,402
JOHN HANCOCK FUNDS III - 2.06%
International Core (GMO) (f)	888,738	34,740,753

TOTAL INVESTMENT COMPANIES (Cost $1,680,548,988)		$1,687,212,155

Total Investments (Lifestyle Conservative Portfolio)
(Cost $1,680,548,988) - 100.04%		$1,687,212,155
Liabilities in Excess of Other Assets - (0.04)%		(591,336)

TOTAL NET ASSETS - 100.00%		$1,686,620,819

Retirement Distribution Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 94.78%

Investment Companies - 16.10%
WisdomTree DEFA High-Yielding Equity Fund	5,300	$319,060
WisdomTree High-Yielding Equity Fund	9,500	455,525

		774,585
JOHN HANCOCK FUNDS II - 77.74%
Active Bond (MFC Global U.S./Declaration) (c)(f)	37,219	349,488
Capital Appreciation (Jennison) (f)	8,764	89,220
Core Bond (Wells Capital) (f)	36,027	458,268
Emerging Markets Value (DFA) (f)	21,313	231,458
Equity-Income (T. Rowe Price) (f)	2,756	45,976
Fundamental Value (Davis) (f)	2,875	45,802
Global Bond (PIMCO) (f)	16,728	271,993
Global Real Estate (Deutsche) (f)	20,367	181,263
High Income (MFC Global U.S.) (c)(f)	10,886	91,221
High Yield (WAMCO) (f)	10,766	96,141
International Opportunities (Marsico) (f)	2,643	44,530
International Small Cap (Templeton) (f)	7,813	138,203
International Small Company (DFA) (f)	9,804	94,412
International Value (Templeton) (f)	2,627	44,719
Large Cap Value (BlackRock) (f)	1,987	44,674
Mid Cap Intersection (Wellington) (f)	10,741	88,614
Mid Cap Stock (Wellington) (f)	5,181	84,300
Mid Cap Value (Lord Abbett) (f)	5,252	86,817
Natural Resources (Wellington) (f)	2,591	96,320
Total Bond Market (Declaration) (c)(f)	45,041	460,324
Total Return (PIMCO) (f)	32,328	463,579
U.S. High Yield Bond (Wells Capital) (f)	8,084	97,084
Value & Restructuring (UST) (f)	3,834	45,859

Retirement Distribution Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Value (Van Kampen) (f)	9,461	$90,918

		3,741,183
JOHN HANCOCK FUNDS III - 0.94%
International Core (GMO) (f)	1,163	45,443

TOTAL INVESTMENT COMPANIES (Cost $4,773,124)		$4,561,211

SHORT TERM INVESTMENTS - 5.38%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$259,000	$259,000

TOTAL SHORT TERM INVESTMENTS
(Cost $259,000)		$259,000

Total Investments (Retirement Distribution Fund)
(Cost $5,032,124) - 100.16%		$4,820,211
Liabilities in Excess of Other Assets - (0.16)%		(7,587)

TOTAL NET ASSETS - 100.00%		$4,812,624

Retirement Rising Distribution Fund
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES - 93.78%

Investment Companies - 19.60%
PowerShares DB Commodity
Index Tracking Fund	6,400	$228,928
WisdomTree DEFA High-Yielding Equity Fund	4,500	270,900
WisdomTree High-Yielding Equity Fund	9,500	455,525

		955,353
JOHN HANCOCK FUNDS II - 74.18%
Active Bond (MFC Global U.S./Declaration) (c)(f)	31,902	299,561
Capital Appreciation (Jennison) (f)	4,382	44,610
Core Bond (Wells Capital) (f)	28,021	356,431
Emerging Markets Value (DFA) (f)	21,313	231,458
Equity-Income (T. Rowe Price) (f)	2,756	45,976
Fundamental Value (Davis) (f)	2,875	45,802
Global Bond (PIMCO) (f)	13,382	217,594
Global Real Estate (Deutsche) (f)	10,183	90,631
High Income (MFC Global U.S.) (c)(f)	10,886	91,221
High Yield (WAMCO) (f)	5,383	48,071
International Opportunities (Marsico) (f)	2,643	44,529
International Small Cap (Templeton) (f)	5,208	92,135
International Small Company (DFA) (f)	9,804	94,412
International Value (Templeton) (f)	2,627	44,719
Mid Cap Intersection (Wellington) (f)	16,112	132,921
Mid Cap Stock (Wellington) (f)	7,772	126,451
Mid Cap Value (Lord Abbett) (f)	7,878	130,226
Natural Resources (Wellington) (f)	2,591	96,320
Real Return Bond (PIMCO) (f)	33,259	474,942
Total Bond Market (Declaration) (c)(f)	35,032	358,030
Total Return (PIMCO) (f)	25,144	360,562
U.S. High Yield Bond (Wells Capital) (f)	8,084	97,084

The accompanying notes are an integral part of the financial statements.
3

JOHN HANCOCK FUNDS II

PORTFOLIO OF INVESTMENTS - March 31, 2008 (Unaudited) - continued
(showing percentage of total net assets)

Retirement Rising Distribution Fund (continued)
	Shares or
	Principal
	Amount	Value

INVESTMENT COMPANIES (continued)

JOHN HANCOCK FUNDS II (continued)
Value (Van Kampen) (f)	9,461	$90,918

		3,614,604

TOTAL INVESTMENT COMPANIES (Cost $4,726,928)		$4,569,957

SHORT TERM INVESTMENTS - 6.38%
Federal Home Loan Bank Discount Notes
zero coupon due 04/01/2008	$311,000	$311,000

TOTAL SHORT TERM INVESTMENTS
(Cost $311,000)		$311,000

Total Investments (Retirement Rising Distribution Fund)
(Cost $5,037,928) - 100.16%		$4,880,957
Liabilities in Excess of Other Assets - (0.16)%		(7,891)

TOTAL NET ASSETS - 100.00%		$4,873,066

Footnotes

Percentages are stated as a percent of net assets.

(c) Investment is an affiliate of the Trust's adviser or subadviser

(f) The underlying fund's subadviser.

4

Notes to the Schedule of Investments (Unaudited)

1. Securities valuation

The net asset value of the shares of each Portfolio is determined daily as of the close of the New York Stock Exchange (“NYSE”), normally at 4:00 p.m., Eastern Time. Investments by the John Hancock Funds II Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Portfolios and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional -size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

The Portfolios adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Portfolios’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

• Level 1 – Quoted prices in active markets for identical securities

• Level 2 – Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

• Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolios’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of March 31, 2008 and a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Lifestyle Aggressive Portfolio

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	3,378,287,077		Balance as of 12/31/07
Level 2 - Other Significant
Observable Inputs			Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
Change in unrealized appreciation
Total	$ 3,378,287,077	$-	(depreciation)
Net purchases (sales)
Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

Lifestyle Growth

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	9,743,051,706		Balance as of 12/31/07
Level 2 - Other Significant
Observable Inputs			Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
Change in unrealized appreciation
Total	$ 9,743,051,706	$-	(depreciation)
Net purchases (sales)
Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

Lifestyle Balanced

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	9,236,335,676		Balance as of 12/31/07
Level 2 - Other Significant
Observable Inputs			Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
Change in unrealized appreciation
Total	$ 9,236,335,676	$-	(depreciation)
Net purchases (sales)
Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

Lifestyle Moderate

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	2,499,936,473		Balance as of 12/31/07
Level 2 - Other Significant
Observable Inputs			Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
Change in unrealized appreciation
Total	$ 2,499,936,473	$-	(depreciation)
Net purchases (sales)
Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

Lifestyle Conservative

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	1,687,212,155		Balance as of 12/31/07

Level 2 - Other Significant
Observable Inputs			Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
			Change in unrealized appreciation
Total	$ 1,687,212,155	$-	(depreciation)
			Net purchases (sales)
			Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

Retirement Distribution

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	$4,561,211		Balance as of 12/31/07
Level 2 - Other Significant
Observable Inputs	259,000		Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
			Change in unrealized appreciation
Total	$4,820,211	$-	(depreciation)
			Net purchases (sales)
			Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

Retirement Rising Distribution

	Investments in	Other Financial		Investments in	Other Financial
Valuation Inputs:	Securities	Instruments		Securities	Instruments

Level 1 - Quoted Prices	$4,569,957		Balance as of 12/31/07
Level 2 - Other Significant
Observable Inputs	311,000		Accrued discounts/premiums
Level 3 – Significant Unobservable
Inputs			Realized gain (loss)
			Change in unrealized appreciation
Total	$4,880,957	$-	(depreciation)
			Net purchases (sales)
			Transfers in and/or out of Level 3
			Balance as of 3/31/08	$-	$-

2. Investments Transactions

At the period end March 31, 2008, the aggregate security unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation/
Portfolio	Aggregate Cost	Appreciation	(Depreciation)	(Depreciation)

JHF II Lifestyle Aggressive	3,465,895,037	115,538,629	(203,146,589)	(87,607,960)
JHF II Lifestyle Growth	9,957,007,556	290,878,099	(504,833,949)	(213,955,850)
JHF II Lifestyle Balanced	9,432,114,003	285,127,402	(480,905,729)	(195,778,327)

JHF II Lifestyle Moderate	2,521,251,277	77,735,690	(99,050,494)	(21,314,804)
JHF II Lifestyle Conservative	1,680,548,988	45,015,110	(38,351,943)	6,663,167
JHF II Retirement Distribution	5,032,124	40,401	(252,314)	(211,913)
JHF II Retirement Rising Distribution	5,037,928	74,311	(231,282)	(156,971)

3. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying fund’s net assets. A summary of the Portfolios’ investments in affiliated funds during the quarter ended March 31, 2008, is set forth below:

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
PORTFOLIO	AFFILIATE - SERIES NAV	Amount	Purchased	Sold	Amount	Proceeds	Value
Lifestyle Aggressive
	John Hancock Funds
	Small Cap Intrinsic Value	4,942,009	160,935	7,130	5,095,814	$96,902	$66,194,629

	John Hancock Funds II
	All Cap Core	4,647,003	4,312,789	4,775	8,955,017	$45,425	$82,744,358
	All Cap Value	6,201,765	30,633	22,773	6,209,625	248,836	67,995,389
	Blue Chip Growth	10,556,975	3,151,547	124,162	13,584,360	2,346,117	257,287,783
	Capital Appreciation	16,296,370	3,925,273	289,117	19,932,526	2,925,765	202,913,114
	Core Equity	9,969,608	1,423,398	153,871	11,239,135	2,025,608	134,532,448
	Emerging Growth	4,580,476	108,754	785,444	3,903,786	11,012,201	50,280,760
	Emerging Markets Value	9,283,334	229,262	3,362,397	6,150,199	37,145,497	66,791,156
	Equity-Income	4,030,687	22,391	10,219	4,042,859	172,331	67,434,882
	Fundamental Value	8,482,063	1,239,282	13,823	9,707,522	222,234	154,640,821
	International Equity Index	6,559,872	78,369	11,198	6,627,043	237,216	135,920,659
	International Opportunities	7,791,225	320,194	42,363	8,069,056	700,874	135,963,589
	International Small Cap	4,821,699	182,717	39,705	4,964,711	701,106	87,825,729
	International Small Company	9,074,822	295,944	250,722	9,120,044	2,411,044	87,826,022
	International Value	13,571,373	570,881	145,764	13,996,490	2,544,193	238,220,264
	Large Cap	4,789,888	59,540	6,399	4,843,029	90,562	66,591,649
	Large Cap Value	1,469,985	8,976	845	1,478,116	19,649	33,228,055
	Mid Cap Index	4,576,932	266,809	1,054,788	3,788,953	18,502,994	66,230,894
	Mid Cap Intersection	15,785,758	248,790	1,477,942	14,556,606	12,559,812	120,091,998
	Mid Cap Stock	3,835,628	216,239	2,183	4,049,684	37,448	65,888,358
	Mid Cap Value	3,840,733	173,438	5,179	4,008,992	91,188	66,268,643
	Mid Cap Value Equity	3,277,623	19,946	1,840	3,295,729	19,023	32,891,374
	Natural Resources	3,679,650	345,325	1,259,219	2,765,756	46,798,909	102,803,156
	Quantitative Value	7,344,829	144,116	10,628	7,478,317	147,334	100,209,450
	Small Cap	5,450,867	330,875	2,894	5,778,848	33,807	66,861,272
	Small Cap Index	3,857,786	360,771	1,521,739	2,696,818	18,479,235	32,388,784
	Small Company	4,286,999	108,305	687,990	3,707,314	9,228,914	49,047,762
	Small Company Value	4,632,848	79,166	665,278	4,046,736	14,976,786	93,439,127
	U.S. Global Leaders Growth	2,449,530	171,226	2,620,756	-	32,884,069	-
	U.S. Multi Sector	23,994,380	1,058,401	571,665	24,481,116	5,615,243	235,018,711
	Value & Restructuring	2,840,935	3,127,953	54,690	5,914,198	681,168	70,733,804

Vista	4,961,760	346,765	2,262	5,306,263	28,732	66,222,163

John Hancock Funds III
International Core	6,861,655	208,094	65,393	7,004,356	$2,592,432	$273,800,274

Lifestyle Growth
John Hancock Funds
Small Cap Intrinsic Value	6,874,164	26,138	922,306	5,977,996	$12,178,744	$77,654,172

John Hancock Funds II
All Cap Core	38,161,537	9,705,574	10,941	47,856,170	$103,972	$442,191,007
All Cap Growth	5,662,950	327,623	4,130	5,986,443	67,065	94,885,118
Blue Chip Growth	22,424,649	9,515,022	892,584	31,047,087	16,877,178	588,031,831
Capital Appreciation	36,973,561	12,116,348	9,309	49,080,600	95,124	499,640,513
Core Equity	21,203,704	2,861,547	6,623	24,058,628	85,967	287,981,772
Emerging Markets Value	17,531,672	35,409	5,174	17,561,907	57,936	190,722,307
Equity-Income	17,246,089	547,752	6,435	17,787,406	108,560	296,693,929
Floating Rate Income	1,734,000	8,551,018	-	10,285,018	-	99,764,677
Fundamental Value	24,077,822	7,124,314	23,953	31,178,183	378,927	496,668,451
Global Bond	13,911,650	96,720	1,956,615	12,051,755	31,676,753	195,961,532
Global Real Estate	10,472,060	38,880	1,218	10,509,722	10,836	93,536,528
High Income	10,895,731	271,764	944	11,166,551	8,660	93,575,695
High Yield	53,261,680	1,063,944	9,703,269	44,622,355	89,531,660	398,477,632
Index 500	9,722,589	11,116,002	2,715	20,835,876	26,572	202,108,000
International Equity Index	9,155,375	149,187	2,260	9,302,302	46,884	190,790,208
International Opportunities	21,986,513	960,532	7,482	22,939,563	127,781	386,531,638
International Small Cap	8,121,347	43,713	1,719	8,163,341	29,772	144,409,507
International Small Company	15,212,848	38,971	4,545	15,247,274	43,408	146,831,250
International Value	21,833,764	849,319	4,949	22,678,134	84,691	385,981,846
Large Cap	6,725,562	341,213	1,495	7,065,280	21,042	97,147,602
Large Cap Value	4,187,432	73,974	1,182	4,260,224	27,520	95,769,831
Mid Cap Index	8,029,535	-	3,664,081	4,365,454	64,194,120	76,308,133
Mid Cap Intersection	22,116,454	315,894	1,464,869	20,967,479	12,196,881	172,981,698
Mid Cap Stock	10,797,452	198,092	730,331	10,265,213	12,193,651	167,015,017
Mid Cap Value	5,424,884	10,529	732,057	4,703,356	12,172,848	77,746,481
Mid Cap Value Equity	9,273,710	12,406	1,210,538	8,075,578	12,175,544	80,594,272
Natural Resources	7,815,291	185,763	2,872,812	5,128,242	106,726,502	190,616,764
Quantitative Value	27,868,977	1,190,697	10,723	29,048,951	146,435	389,255,939
Real Estate Equity	8,360,094	44,470	57,362	8,347,202	476,090	71,869,412
Real Return Bond	22,907,641	612,748	2,976,464	20,543,925	43,113,779	293,367,244
Small Cap	7,608,636	105,049	1,065,821	6,647,864	12,169,734	76,915,784
Small Cap Opportunities	8,150,023	-	1,947,906	6,202,117	38,181,593	121,065,323
Small Company Growth	7,925,307	24,157	1,087,830	6,861,634	12,171,221	77,330,612
Small Company Value	4,298,591	9,753	537,966	3,770,378	12,195,814	87,058,029
Spectrum Income	20,012,316	372,923	33,032	20,352,207	342,613	210,034,772
Strategic Bond	9,045,056	232,750	365,684	8,912,122	4,049,243	96,340,041
Strategic Income	10,169,431	152,235	875,815	9,445,851	9,055,604	96,819,976
Total Return	29,747,453	234,679	2,572,069	27,410,063	36,949,852	393,060,298
U.S. Global Leaders Growth	10,709,400	776,649	11,486,049	-	143,757,164	-
U.S. High Yield Bond	8,224,694	163,041	1,136	8,386,599	14,069	100,723,053
U.S. Multi Sector	68,084,023	3,732,529	29,917	71,786,635	294,368	689,151,699

Value & Restructuring	8,083,134	621,568	3,044	8,701,658	37,794	104,071,829
Vista	7,027,732	12,319	980,872	6,059,179	12,169,039	75,618,555

John Hancock Funds III
International Core	14,489,994	602,059	5,030	15,087,023	$197,323	$589,751,729

Lifestyle Balanced
John Hancock Funds II
Active Bond	20,236,402	356,746	937,714	19,655,434	$8,890,674	$184,564,525
All Cap Core	18,910,811	1,190,820	4,900	20,096,731	46,807	185,693,795
Blue Chip Growth	40,573,018	5,314,816	160,216	45,727,618	3,059,778	866,081,091
Capital Appreciation	-	11,890,599	1,340,203	10,550,396	13,616,298	107,403,034
Core Bond	15,280,380	241,589	886,252	14,635,717	11,300,230	186,166,320
Core Equity	19,638,992	3,891,015	6,260	23,523,747	84,512	281,579,255
Emerging Markets Value	16,228,956	408,199	3,960	16,633,195	43,511	180,636,500
Equity-Income	16,058,780	837,099	5,271	16,890,608	90,112	281,735,341
Floating Rate Income	1,600,000	8,089,517	-	9,689,517	-	93,988,317
Fundamental Value	16,755,608	959,015	6,957	17,707,666	113,643	282,083,120
Global Bond	19,270,641	189,530	2,301,235	17,158,936	37,035,816	279,004,303
Global Real Estate	29,408,451	2,293,850	15,219	31,687,082	139,083	282,015,028
High Income	20,303,178	507,932	4,485	20,806,625	41,144	174,359,520
High Yield	90,980,889	2,698,571	60,125	93,619,335	555,875	836,020,661
Index 500	8,724,405	10,485,357	3,612	19,206,150	35,524	186,299,653
International Opportunities	10,105,813	622,984	2,798	10,725,999	47,495	180,733,081
International Small Cap	7,519,527	206,027	1,706	7,723,848	29,381	136,634,872
International Value	17,712,241	1,181,821	4,670	18,889,392	79,785	321,497,453
Large Cap	12,591,369	987,743	3,290	13,575,822	47,004	186,667,554
Large Cap Value	11,585,552	832,735	3,834	12,414,453	88,724	279,076,897
Mid Cap Index	4,958,885	106,528	1,464	5,063,949	26,089	88,517,836
Mid Cap Stock	5,024,463	382,313	506	5,406,270	8,593	87,960,007
Natural Resources	7,481,275	229,792	2,803,678	4,907,389	104,121,587	182,407,646
Quantitative Value	12,820,466	938,361	3,286	13,755,541	45,671	184,324,246
Real Estate Equity	12,796,159	73,994	858,665	12,011,488	7,392,908	103,418,912
Real Return Bond	34,761,923	210,778	9,767,438	25,205,263	139,303,128	359,931,162
Small Company Growth	7,314,366	538,126	1,236	7,851,256	14,588	88,483,651
Small Company Value	3,967,203	42,029	1,596	4,007,636	36,125	92,536,311
Spectrum Income	46,212,781	1,367,460	506,262	47,073,979	5,234,180	485,803,468
Strategic Bond	16,844,776	653,147	409,245	17,088,678	4,532,649	184,728,609
Strategic Income	18,773,387	470,944	1,173,882	18,070,449	12,137,334	185,222,099
Total Return	34,392,492	381,930	2,361,116	32,413,306	33,940,117	464,806,804
U.S. Global Leaders Growth	10,608,400	836,085	11,444,485	-	142,366,158	-
U.S. High Yield Bond	15,185,176	297,971	3,357	15,479,790	41,719	185,912,281
U.S. Multi Sector	45,105,839	4,287,784	21,114	49,372,509	205,079	473,976,085
Value & Restructuring	14,942,914	519,461	8,202	15,454,173	100,418	184,831,910

John Hancock Funds III
International Core	8,954,741	545,520	3,348	9,496,913	$130,365	$371,234,329

Lifestyle Moderate
John Hancock Funds II
Active Bond	21,116,017	710,584	491,798	21,334,803	$4,710,522	$200,333,800

Blue Chip Growth	6,066,500	1,092,196	85,789	7,072,907	1,629,133	133,960,862
Core Bond	3,987,178	82,283	131,074	3,938,387	1,671,641	50,096,281
Core Equity	7,088,208	1,781,351	16,810	8,852,749	224,674	105,967,405
Equity-Income	2,871,815	278,818	4,996	3,145,637	84,750	52,469,233
Floating Rate Income	1,245,000	6,519,846	-	7,764,846	-	75,319,008
Fundamental Value	6,024,652	702,544	13,710	6,713,486	222,297	106,945,839
Global Bond	9,890,877	145,418	776,993	9,259,302	12,597,639	150,556,256
Global Real Estate	5,127,695	525,453	13,938	5,639,210	127,572	50,188,970
High Income	8,019,959	320,007	7,353	8,332,613	66,813	69,827,298
High Yield	15,060,591	329,664	1,480,638	13,909,617	13,597,735	124,212,881
International Equity Index	2,224,578	149,591	1,723	2,372,446	36,128	48,658,866
International Opportunities	1,307,961	86,981	1,719	1,393,223	29,336	23,475,807
International Value	3,963,239	383,217	2,490	4,343,966	43,777	73,934,305
Investment Quality Bond	4,260,398	97,525	157,253	4,200,670	1,874,975	49,861,954
Mid Cap Index	1,298,664	54,221	2,670	1,350,215	46,525	23,601,760
Real Estate Equity	3,359,278	9,143	190,708	3,177,713	1,637,982	27,360,110
Real Return Bond	7,184,588	41,702	2,359,397	4,866,893	33,734,526	69,499,229
Small Company	1,681,036	99,063	3,517	1,776,582	46,924	23,504,175
Small Company Growth	1,916,802	180,541	3,174	2,094,169	36,802	23,601,282
Small Company Value	1,042,946	13,081	2,470	1,053,557	54,431	24,326,628
Spectrum Income	19,310,466	1,086,971	290,417	20,107,020	3,013,090	207,504,451
Strategic Bond	6,637,478	322,937	69,809	6,890,606	777,872	74,487,451
Strategic Income	7,362,785	236,018	325,211	7,273,592	3,362,027	74,554,318
Total Return	21,511,729	374,108	2,642,644	19,243,193	37,878,471	275,947,384
U.S. High Yield Bond	5,984,829	231,915	4,746	6,211,998	58,808	74,606,098
U.S. Multi Sector	9,745,009	1,396,813	9,299	11,132,523	92,574	106,872,221
Value & Restructuring	4,022,680	355,957	11,961	4,366,676	142,681	52,225,444

John Hancock Funds III
International Core	2,922,458	323,273	21,450	3,224,281	$858,176	$126,037,157

Lifestyle Conservative
John Hancock Funds II
Active Bond	15,805,583	2,197,209	62,590	17,940,202	$595,741	$168,458,494
Blue Chip Growth	1,517,487	481,717	5,368	1,993,836	102,102	37,763,245
Core Bond	2,383,617	232,809	2,288	2,614,138	29,283	33,251,834
Equity-Income	1,808,734	454,153	26,160	2,236,727	445,035	37,308,599
Floating Rate Income	733,000	4,323,891	13,084	5,043,807	126,910	48,924,930
Fundamental Value	1,888,585	526,987	50,708	2,364,864	821,329	37,672,276
Global Bond	8,025,991	552,467	297,833	8,280,625	4,794,070	134,642,956
Global Real Estate	4,597,805	1,611,819	325,727	5,883,897	2,943,406	52,366,685
High Income	3,199,214	379,909	90,084	3,489,039	769,812	29,238,147
High Yield	6,329,724	731,604	483,596	6,577,732	4,373,342	58,739,148
International Value	2,372,571	769,721	78,436	3,063,856	1,355,470	52,146,827
Investment Quality Bond	6,365,634	724,801	21,053	7,069,382	251,156	83,913,566
Real Estate Equity	1,952,543	64,965	13,921	2,003,587	113,753	17,250,886
Real Return Bond	4,268,780	298,520	1,045,954	3,521,346	14,866,364	50,284,824
Spectrum Income	11,563,676	3,929,596	886,631	14,606,641	9,148,855	150,740,537
Strategic Bond	5,294,256	1,013,566	109,315	6,198,507	1,248,336	67,005,857
Strategic Income	5,872,770	760,326	95,953	6,537,143	988,856	67,005,720
Total Return	17,208,364	1,716,217	101,908	18,822,673	1,456,240	269,917,126

	U.S. Government Securities	12,116,864	1,306,211	1,863,241	11,559,834	25,397,795	151,549,430
	U.S. High Yield Bond	2,387,367	153,976	104,034	2,437,309	1,259,518	29,272,083
	U.S. Multi Sector	3,040,960	841,015	10,066	3,871,909	97,918	37,170,331
	Value & Restructuring	2,518,600	798,554	152,614	3,164,540	1,842,757	37,847,901

	John Hancock Funds III
	International Core	700,057	217,660	28,979	888,738	$1,131,323	$34,740,753

		Beginning			Ending
		Share	Shares	Shares	Share	Sale	Ending
PORTFOLIO	AFFILIATE - SERIES NAV	Amount	Purchased	Sold	Amount	Proceeds	Value
JHF II Retirement
Distribution
	John Hancock Funds II
	Active Bond	-	37,219	-	37,219	$0	$349,488
	Capital Appreciation	-	8,764	-	8,764	-	89,220
	Core Bond	-	36,027	-	36,027	-	458,268
	Emerging Markets Value	-	21,313	-	21,313	-	231,458
	Equity-Income	-	2,756	-	2,756	-	45,976
	Fundamental Value	-	2,875	-	2,875	-	45,802
	Global Bond	-	16,728	-	16,728	-	271,993
	Global Real Estate	-	20,367	-	20,367	-	181,263
	High Income	-	10,886	-	10,886	-	91,221
	High Yield	-	10,766	-	10,766	-	96,141
	International Opportunities	-	2,643	-	2,643	-	44,530
	International Small Cap	-	7,813	-	7,813	-	138,203
	International Small Company	-	9,804	-	9,804	-	94,412
	International Value	-	2,627	-	2,627	-	44,719
	Large Cap Value	-	1,987	-	1,987	-	44,674
	Mid Cap Intersection	-	10,741	-	10,741	-	88,614
	Mid Cap Stock	-	5,181	-	5,181	-	84,300
	Mid Cap Value	-	5,252	-	5,252	-	86,817
	Natural Resources	-	2,591	-	2,591	-	96,320
	Total Bond Market	-	45,041	-	45,041	-	460,324
	Total Return	-	32,328	-	32,328	-	463,579
	U.S. High Yield Bond	-	8,084	-	8,084	-	97,084
	Value & Restructuring	-	3,834	-	3,834	-	45,859
	Value	-	9,461	-	9,461	-	90,918

	John Hancock Funds III
	International Core	-	1,163	-	1,163	-	45,443

JHF II Retirement Rising
Distribution
	John Hancock Funds II
	Active Bond	-	31,902	-	31,902	$0	$299,561
	Capital Appreciation	-	4,382	-	4,382	-	44,610
	Core Bond	-	28,021	-	28,021	-	356,431
	Emerging Markets Value	-	21,313	-	21,313	-	231,458
	Equity-Income	-	2,756	-	2,756	-	45,976
	Fundamental Value	-	2,875	-	2,875	-	45,802

Global Bond	-	13,382	-	13,382	-	217,594
Global Real Estate	-	10,183	-	10,183	-	90,631
High Income	-	10,886	-	10,886	-	91,221
High Yield	-	5,383	-	5,383	-	48,071
International Opportunities	-	2,643	-	2,643	-	44,529
International Small Cap	-	5,208	-	5,208	-	92,135
International Small Company	-	9,804	-	9,804	-	94,412
International Value	-	2,627	-	2,627	-	44,719
Mid Cap Intersection	-	16,112	-	16,112	-	132,921
Mid Cap Stock	-	7,772	-	7,772	-	126,451
Mid Cap Value	-	7,878	-	7,878	-	130,226
Natural Resources	-	2,591	-	2,591	-	96,320
Real Return Bond	-	33,259	-	33,259	-	474,942
Total Bond Market	-	35,032	-	35,032	-	358,030
Total Return	-	25,144	-	25,144	-	360,562
U.S. High Yield Bond	-	8,084	-	8,084	-	97,084
Value	-	9,461	-	9,461	-	90,918

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II – Lifestyle Portfolios, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: May 28, 2008

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: May 28, 2008